Financial assets to which overlay approach were applied in accordance with IFRS 9 'Financial Instruments' and IFRS 4 'Insurance Contracts' (Details) ₩ in Millions	Dec. 31, 2018 KRW (₩)
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 4,031,181
Due from banks at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	870,656
Securities at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 3,160,525